SHARE CAPITAL - Disclosure of detailed information about outstanding RSUs (Details) - Restricted Stock Units [Member] - Share	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance	842,362	145,200
Granted	265,258	879,635
Exercised	(154,062)	(182,473)
Cancelled/Forfeited	(60,387)
Outstanding, Ending balance	893,171	842,362